Intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Finite Lived and Indefinite Lived Intangible Assets

Intangible assets consist of both finite-lived and indefinite-lived assets. The following is a summary of our intangible assets as of December 31, 2013 and 2012:

	2013			2012
(In thousands)	Weighted average remaining life		Amount	Weighted average remaining life		Amount

Finite-lived assets:
Favorable leasehold interests—hotels, restaurants, offices	31 years		$8,320	32 years		$8,320
Franchise agreements, management contracts and other	7 years		18,015	8 years		17,912
Returns membership list	—	(1)	3,200	—	(1)	3,200
Accumulated amortization			(19,483)			(17,953)

Total finite—lived assets			10,052			11,479

Indefinite-lived assets:
Trademarks—La Quinta			169,434			169,434

Total			$179,486			$180,913

(1)	As of December 31, 2013 and 2012 the Returns membership list has been fully amortized.

	For the years ended December 31,
(In thousands)	2013	2012	2011

Amortization expense related to intangible assets:
Depreciation and amortization expense	$1,210	$1,287	$1,372
Direct lodging operations	320	321	327

Total amortization expense	$1,530	$1,608	$1,699

Estimated Amortization Expense of Intangible Assets

As of December 31, 2013, estimated amortization expense related to intangible assets for the years ending December 31 is as follows (in thousands):

2014	$1,335
2015	1,153
2016	936
2017	863
2018	751
Thereafter	5,014

$10,052